Condensed Unaudited Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Jun. 30, 2024
Class A Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized	6,000,000	6,000,000
Ordinary shares, shares issued	2,205,600	598,800
Ordinary shares, shares outstanding	2,205,600	598,800
Class B Ordinary Shares
Ordinary shares par value (in Dollars per share)	$ 0.0025	$ 0.0025
Ordinary shares, shares authorized	2,000,000	2,000,000
Ordinary shares, shares issued	690,800	690,800
Ordinary shares, shares outstanding	690,800	690,800